Insurance contracts in the financial services segment - Summary of Changes in insurance contract liabilities from insurance contracts not measured under the PAA by measurement component (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Changes that relate to future service
Effect of contracts initially recognized during the period	¥ 2,116	¥ 2,645
Total changes that relate to future service	149,241	167,351
Changes that relate to current service
Total changes that relate to current service	(151,841)	(151,483)
Insurance finance expenses (income)	57,995	69,528
Cash flows
Other	76	(309)
Estimates of present value of future cash flows [member]
Changes that relate to future service
Effect of contracts initially recognized during the period	2,268,072	1,828,156
Risk adjustment for non-financial risk [member]
Changes that relate to future service
Effect of contracts initially recognized during the period	40,912	28,042
CSM [member]
Changes that relate to future service
Effect of contracts initially recognized during the period	364,328	293,310
Insurance contracts not measured under PAA [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, Beginning	(60,751)	(55,330)
Insurance contract liabilities, Beginning	12,411,184	13,088,949
Net amounts, Beginning	12,350,433	13,033,619
Changes that relate to future service
Changes in estimates that do not adjust the CSM	2,476	(3,247)
Effect of contracts initially recognized during the period	2,116	2,645
Total changes that relate to future service	4,592	(602)
Changes that relate to current service
CSM recognized in profit or loss for the services provided	(151,841)	(151,483)
Change in risk adjustment for non-financial risk due to release of risk	(26,899)	(23,466)
Experience adjustments	5,076	21,622
Total changes that relate to current service	(173,664)	(153,327)
Changes that relate to past service	253	(651)
Insurance service result	(168,819)	(154,580)
Insurance finance expenses (income)	247,205	(925,318)
Total amounts recognized in comprehensive income	78,386	(1,079,898)
Cash flows
Premiums received	1,748,139	1,479,110
Insurance acquisition cash flows	(138,544)	(130,221)
Claims and other insurance service expenses paid	(1,107,850)	(951,330)
Total cash flows	501,745	397,559
Other	(706)	(847)
Insurance contract assets, Ending	(56,975)	(60,751)
Insurance contracts liabilities, Ending	12,986,833	12,411,184
Net amounts, Ending	12,929,858	12,350,433
Insurance contracts not measured under PAA [member] | Estimates of present value of future cash flows [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, Beginning	(341,096)	(222,149)
Insurance contract liabilities, Beginning	10,217,895	10,842,043
Net amounts, Beginning	9,876,799	10,619,894
Changes that relate to future service
Changes in estimates that adjust the CSM	233,415	155,005
Changes in estimates that do not adjust the CSM	6,008	(735)
Effect of contracts initially recognized during the period	(403,124)	(318,707)
Total changes that relate to future service	(163,701)	(164,437)
Changes that relate to current service
Experience adjustments	5,076	21,622
Total changes that relate to current service	5,076	21,622
Changes that relate to past service	255	(628)
Insurance service result	(158,370)	(143,443)
Insurance finance expenses (income)	185,948	(996,203)
Total amounts recognized in comprehensive income	27,578	(1,139,646)
Cash flows
Premiums received	1,748,139	1,479,110
Insurance acquisition cash flows	(138,544)	(130,221)
Claims and other insurance service expenses paid	(1,107,850)	(951,330)
Total cash flows	501,745	397,559
Other	(834)	(1,008)
Insurance contract assets, Ending	(291,878)	(341,096)
Insurance contracts liabilities, Ending	10,697,166	10,217,895
Net amounts, Ending	10,405,288	9,876,799
Insurance contracts not measured under PAA [member] | Risk adjustment for non-financial risk [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, Beginning	39,067	10,092
Insurance contract liabilities, Beginning	381,950	436,103
Net amounts, Beginning	421,017	446,195
Changes that relate to future service
Changes in estimates that adjust the CSM	(18,328)	(29,046)
Changes in estimates that do not adjust the CSM	(3,532)	(2,512)
Effect of contracts initially recognized during the period	40,912	28,042
Total changes that relate to future service	19,052	(3,516)
Changes that relate to current service
Change in risk adjustment for non-financial risk due to release of risk	(26,899)	(23,466)
Total changes that relate to current service	(26,899)	(23,466)
Changes that relate to past service	(2)	(23)
Insurance service result	(7,849)	(27,005)
Insurance finance expenses (income)	3,262	1,357
Total amounts recognized in comprehensive income	(4,587)	(25,648)
Cash flows
Other	52	470
Insurance contract assets, Ending	27,824	39,067
Insurance contracts liabilities, Ending	388,658	381,950
Net amounts, Ending	416,482	421,017
Insurance contracts not measured under PAA [member] | CSM [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, Beginning	241,278	156,727
Insurance contract liabilities, Beginning	1,811,339	1,810,803
Net amounts, Beginning	2,052,617	1,967,530
Changes that relate to future service
Changes in estimates that adjust the CSM	(215,087)	(125,959)
Effect of contracts initially recognized during the period	364,328	293,310
Total changes that relate to future service	149,241	167,351
Changes that relate to current service
CSM recognized in profit or loss for the services provided	(151,841)	(151,483)
Total changes that relate to current service	(151,841)	(151,483)
Insurance service result	(2,600)	15,868
Insurance finance expenses (income)	57,995	69,528
Total amounts recognized in comprehensive income	55,395	85,396
Cash flows
Other	76	(309)
Insurance contract assets, Ending	207,079	241,278
Insurance contracts liabilities, Ending	1,901,009	1,811,339
Net amounts, Ending	¥ 2,108,088	¥ 2,052,617